TAXES RECOVERABLE - Schedule of Allowance For Withheld Taxes Losses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Taxes Recoverable [Abstract]
Balances at the beginning of the year	R$ (14,751)	R$ (13,654)
Additions	(2,593)	(1,097)
Reversal	6,577	0
Balances at the end of the year	R$ (10,767)	R$ (14,751)